UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23445

Nuveen Enhanced High Yield Municipal Bond Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 257-8787

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1.	Reports to Stockholders.

Interval Fund
Interval Funds
Nuveen Municipal
September 30,
2024
Semi-Annual
Report
This semi-annual report contains the Fund's unaudited financial statements.
Fund Name Class A1 Class A2 Class I
Nuveen Enhanced High Yield Municipal Bond Fund NHYEX NHYAX NMSSX

Table
of Contents
Important Notices 3
Common Share Information 4
About the Fund’s Benchmark 5
Fund Performance, Expense Ratios, Leverage and Holdings Summaries 6
Expense Examples 10
Portfolio of Investments 11
Statement of Assets and Liabilities 34
Statement of Operations 36
Statement of Changes in Net Assets 37
Statement of Cash Flows 38
Financial Highlights 39
Notes to Financial Statements 42
Additional Fund Information 52
Glossary of Terms Used in this Report 53
Statement Regarding Basis for Approval of Investment Advisory Contract 54

Important Notices

Portfolio manager commentaries:
The Fund includes portfolio manager commentary in its annual shareholder reports. For your Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s annual shareholder report.
Fund changes:
For changes that occurred to your Fund both during and after this reporting period, please refer to the Notes to
Financial Statements section of this report.
Fund principal investment policies and principal risks:
Refer to the Shareholder Update section of your Fund’s annual shareholder report for information on the Fund’s principal investment policies and principal risks.
Fund performance:
For current information on your Fund’s average annual total returns please refer to the Fund’s website at www.
nuveen.com . For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and
Holding Summaries section within this report.
Management fees:
As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Fund's distributions is current as of September 30, 2024.  The Fund's distribution levels may vary over time based on the Fund's investment activity and portfolio investments value changes.
During the current reporting period, the Fund's distributions to common shareholders were as shown in the accompanying table.
The Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit the Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to the Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by the Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in the Notes to Financial Statements of this report.
REPURCHASE OFFER
In order to provide liquidity to common shareholders, the Fund has adopted a fundamental investment policy, which may only be changed by a majority vote of shareholders, to make quarterly offers to repurchase between 5% and 25% of its outstanding
Common Shares at NAV, reduced by any applicable repurchase fee. Subject to approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 7.5% of the outstanding Common Shares at NAV. The Fund does not currently expect to charge a repurchase fee.
Refer to the Notes to Financial Statements for further details on the Fund’s repurchase offer.
Monthly Distributions (Ex-Dividend Date) Class A1 Class A2 Class I
April 2024 $ 0.0325 $ 0.0340 $ 0.0370
May 2024 0.0325 0.0340 0.0370
June 2024 0.0325 0.0340 0.0370
July 2024 0.0325 0.0340 0.0370
August 2024 0.0325 0.0340 0.0370
September 2024 0.0325 0.0340 0.0370
Total Distributions from Net Investment Income $ 0.1950 $ 0.2040 $ 0.2220
Class A1 Class A2 Class I
Distribution Rate on NAV* 4.92% 5.14% 5.60%
*Distribution rate represents the latest declared distribution, annualized, divided by the Fund's current net asset value (NAV) as of the end of the reporting period.

About the Fund’s Benchmark

S&P Municipal Yield Index
: An index that is structured so that 70% of the index consists of bonds that are either not rated or are rated below investment grade, 20% are rated BBB/Baa, and 10% are rated single A. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios,
Leverage and Holdings Summaries
The Fund Performance, Leverage, Expense Ratios and Holdings Summaries for the Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are repurchased, they may be worth more or less than their original cost.
Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at NAV would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A1 Shares at NAV only.
Impact of Leverage
One important factor impacting the returns of the Fund’s common shares relative to its comparative benchmarks was the Fund’s use of leverage through its issuance of preferred shares and investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Fund uses leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that the Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio securities that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When the Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.
Leverage Ratios
The Fund’s Effective Leverage and Regulatory Leverage Ratios are set forth below. “Effective Leverage” is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a
Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. “Regulatory Leverage” consists of preferred shares or borrowings of a Fund. Regulatory Leverage is a part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940. A Fund, however, may from time to time borrow for temporary purposes, typically on a transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such temporary borrowings are excluded from the calculation of a Fund’s Effective Leverage and
Regulatory Leverage ratios.
Expense Ratios

The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in the Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund's Portfolio of Investments for individual security information.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s
Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B,
CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Leverage and Holdings Summaries
September 30, 2024
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Yield Index.
** Class A1 Shares have a maximum 2.50% sales charge (Offering Price). Class A1 Share purchases of $100,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1.50% if repur-
chased before the first day of the month in which the one-year anniversary of the purchase falls. Class A2 and Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse Fund expenses through July 31, 2026 so that total annual Fund operating expenses (excluding distribution and/or service fees that may be applicable to a particular class of shares, issuance and dividend costs of preferred shares that may be issued by the Fund, interest expense, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, litigation expenses and extraordinary expenses) do not exceed 1.05% of the average daily managed assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
Total Returns as of
September 30, 2024**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year
Since
Inception Gross Net
Class A1 at NAV 6/30/21 8.45% 22.72% (2.53)% 3.87% 3.76%
Class A1 at maximum Offering Price 6/30/21 5.74% 19.65% (3.28)% — —
S&P Municipal Yield Index — 4.80% 15.82% 0.71% — —
Class A2 7/29/22 8.57% 22.98% 4.87% 3.62% 3.51%
Class I 6/30/21 8.83% 23.61% (1.82)% 3.12% 3.01%

Holdings
Leverage
Effective Leverage 25.12%
Regulatory Leverage 24.77%
Fund Allocation
(% of net assets)
Municipal Bonds 126 .7%
Variable Rate Senior Loan
Interests 0 .0%
Other Assets & Liabilities, Net 6.7%
Floating Rate Obligations (0.6)%
MFP Shares, Net ( 32 .8 ) %
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
AA 2.0%
A 0.4%
BBB 3.1%
BB or Lower 14.3%
N/R (not rated) 80.2%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 38.8%
Education and Civic
Organizations 17.8%
Transportation 11.0%
Long-Term Care 7.2%
Housing/Multifamily 6.1%
Industrials 5.3%
Consumer Staples 5.2%
Other 8.6%
Variable Rate Senior Loan
Interests 0.0%
Total 100%
States and Territories
1
(% of total municipal bonds)
Colorado 16.9%
Florida 15.0%
Wisconsin 13.6%
Texas 8.5%
California 6.3%
New York 6.2%
Utah 3.4%
Ohio 3.3%
Puerto Rico 3.0%
Arizona 2.5%
Illinois 2.4%
Arkansas 2.4%
Louisiana 2.1%
Missouri 1.6%
Georgia 1.5%
Other 11.3%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Expense
Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges
(loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1)
fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below include the interest and related expenses from inverse floaters that are reflected in the financial  statements later within this report.
The examples are based on an investment of $10,000 invested at the beginning and held for the entire reporting period.The examples are also based on the Fund's actual expenses, which may vary from the expense rates shown in the Fund's prospectus.
What were the Fund's costs for the last six months? (based on a hypothetical $10,000 investment)
Cost of a
$10,000 investment
Cost paid as a percentage
of $10,000 investment*
Class A1 $199 3.82%
Class A2 $186 3.57%
Class I $160 3.07%
* Annualized for period less than one year.

Portfolio of Investments September 30, 2024
Enhanced High Yield Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 126.7%
X 767,785,910 MUNICIPAL BONDS - 126.7% (100.0% of Total Investments) X 767,785,910
ALABAMA - 1.8%
$ 4,000,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Projec t, Series 2019, (AMT)
5.750% 10/01/49 $ 4,221,656
650,000 (a) Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024, (UB)
5.250 10/01/49 708,354
425,000 (a) Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024, (UB)
5.500 10/01/53 468,304
250,000 MidCity Improvement District, Alabama, Special Assessment
Revenue Bonds, Series 2022
4.750 11/01/49 214,888
500,000 MidCity Improvement District, Alabama, Special Assessment
Revenue Bonds, Series 2024
6.500 11/01/44 500,778
550,000 MidCity Improvement District, Alabama, Special Assessment
Revenue Bonds, Series 2024
6.750 11/01/53 550,613
220,000 (b) Montgomery Medical Clinic Board, Alabama, Health Care Facility
Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5.000 03/01/36 149,600
3,790,000 (c) Tuscaloosa County Industrial Development Authority, Alabama,
Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding
Series 2019A
5.250 05/01/44 3,889,033
TOTAL ALABAMA 10,703,226
ARIZONA - 3.2%
2,000,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5.000 07/01/51 1,898,141
1,800,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Taxable Series 2021A
5.000 07/01/51 1,708,326
2,000,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Leman Academy of Excellence - Parker
Colorado Campus Project, Series 2019A
5.000 07/01/49 1,974,672
2,500,000 (c) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC, Project,
Senior Series 2022A-1
4.000 12/01/41 2,106,453
110,000 (c) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC, Project,
Senior Series 2022A-1
4.150 12/01/57 82,833
100,000 (c) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC, Project,
Subordinate Series 2022B
5.750 12/15/57 80,061
150,000 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, Special Assessment Revenue Bonds, Montecito
Assessment District 3, Series 2021
3.750 07/01/46 115,436
3,100,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
6.625 07/01/59 3,270,883
1,000,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
6.750 07/01/63 1,059,186
1,655,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Villa Montessori, Inc Project, Series
2023A
5.500 07/01/53 1,712,566
250,000 (d) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A
0.000 10/01/56 209,555
500,000 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2022A
7.000 10/01/56 492,451
500,000 (c),(e) Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project,
Series 2024
5.000 06/15/64 501,937
1,000,000 (c) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6.125 10/01/47 639,371

Portfolio of Investments September 30, 2024
(continued)
Enhanced High Yield Municipal Bond

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
ARIZONA (continued)
$ 1,400,000 (c) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6.125% 10/01/52 $ 873,103
685,000 (e) Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
5.250 08/01/49 761,113
1,865,000 (e) Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
5.250 08/01/54 2,055,748
TOTAL ARIZONA 19,541,835
ARKANSAS - 3.0%
4,000,000 (c) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2022, (AMT)
5.450 09/01/52 4,195,310
1,000,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2023, (AMT)
5.700 05/01/53 1,065,178
4,500,000 (c) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7.000 07/01/59 4,458,723
5,750,000 (c) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4.500 09/01/49 5,724,192
3,000,000 (c) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2020A, (AMT)
4.750 09/01/49 3,004,561
TOTAL ARKANSAS 18,447,964
CALIFORNIA - 8.0%
2,000,000 (c) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4.000 02/01/56 1,444,269
1,000,000 (c) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Mira Vista Hills  Apartments, Series
2021A
4.000 02/01/56 611,507
12,300,000 (c) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5.000 04/01/49 11,170,642
250,000 (c) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science & Language Academy Project,
Series 2021
4.000 07/01/61 204,181
5,205,000 (c) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Series
2020A-4, (AMT), (Mandatory Put 8/15/25)
8.000 01/01/50 5,360,740
250,000 (c) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4.000 06/01/51 197,847
5,000,000 (c) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7.500 06/15/63 5,269,998
1,380,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5.000 06/01/30 1,323,359
500,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5.000 06/01/59 373,828
250,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Citizens of the World Charter, Series 2022A
6.250 04/01/52 257,840
100,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5.500 08/01/47 106,391
250,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Academy Obligated Group, Series
2021A
4.000 06/01/51 199,030
500,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group, Series
2023A
6.000 06/01/63 514,313
245,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2021C
4.000 09/02/51 218,267

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
CALIFORNIA (continued)
$ 500,000 (c) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Subordinate Series
2021B
8.000% 04/01/56 $ 394,575
250,000 (c) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Latitude 33, Senior Series 2021A-2
4.000 12/01/45 210,009
290,000 (c) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 1818 Platinum Triangle-Anaheim,
Mezzanine Lien Series 2021B
4.000 04/01/57 220,908
325,000 (c) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 1818 Platinum Triangle-Anaheim,
Social Bond Series 2021A-2
3.250 04/01/57 246,888
250,000 (c) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine
Lien Series 2021B
4.000 10/01/46 205,901
305,000 (c) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Senior
Lien Series 2021A
4.000 10/01/56 278,306
3,000,000 (c) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5.000 01/01/54 2,738,200
630,000 (c) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Millennium South Bay-Hawthorne,
Mezzanine Lien Series 2021B
4.000 07/01/58 459,181
250,000 (c) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Series
2021B
4.000 07/01/58 181,070
250,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Mezzanine Lien Series 2021B
4.000 06/01/57 87,640
25,000,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0.000 06/01/66 2,986,530
20,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.Turbo
Capital Appreciation
0.000 06/01/36 9,272,926
1,000,000 Kaweah Delta Health Care District, California, Revenue Bonds,
Series 2015B
5.000 06/01/40 994,340
4,100,000 Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5.250 04/01/54 3,085,805
TOTAL CALIFORNIA 48,614,491
COLORADO - 21.3%
3,025,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding and
Improvement Series 2023B
8.250 12/15/39 3,171,657
2,500,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5.750 12/01/51 2,454,657
3,380,000 (e) Baseline Metropolitan District 1, In the City and County of
Broomfield, Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024A
4.000 12/01/46 3,343,159
1,550,000 (e) Baseline Metropolitan District 1, In the City and County of
Broomfield, Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024A
4.250 12/01/54 1,551,673
1,200,000 (e) Baseline Metropolitan District 1, In the City and County of
Broomfield, Colorado, Special Revenue Bonds, Subordinate
Series 2024B
6.750 12/15/54 1,225,463
500,000 Berthoud-Heritage Metropolitan District 10, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2022A
4.750 12/01/52 436,558
1,750,000 Bradley Heights Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A-3
4.750 12/01/51 1,417,582
250,000 Brighton Crossing Metropolitan District 4, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax,
Series 2017A
5.000 12/01/47 250,192

Portfolio of Investments September 30, 2024
(continued)
Enhanced High Yield Municipal Bond

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.000% 12/01/35 $ 432,080
1,475,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.125 12/01/48 1,259,813
4,675,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.000 12/01/49 3,854,957
7,872,000 Broadway Station Metropolitan District 3, Denver County,
Colorado, Tax Increment Supported Revenue Bonds, Series
2023A
7.000 12/15/32 7,781,143
500,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Junior Subordinate Series 2016
7.000 12/15/57 500,906
1,000,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2020A
5.000 12/01/51 969,075
500,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Improvement Bonds, Series 2022
6.500 12/01/53 521,656
1,000,000 Chambers Highpoint Metropolitan District No. 2, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2021
5.000 12/01/51 908,446
247,000 (c) Cherry Hills City Metropolitan District, Arapahoe County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Series 2020B-3
8.000 12/15/47 233,656
500,000 Citadel on Colfax Business Improvement District, Aurora,
Colorado, Special Revenue and Tax Supported Bonds, Senior
Series 2020A
5.350 12/01/50 481,455
1,170,000 (c) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5.000 10/01/59 1,154,758
3,100,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group, Series
2013
8.000 08/01/43 2,087,186
225,000 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Ralston Creek at Arvada Project, Series 2017A
5.250 11/01/32 135,000
670,000 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Ralston Creek at Arvada Project, Series 2017A
5.500 11/01/37 402,000
1,250,000 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Ralston Creek at Arvada Project, Series 2017A
5.750 11/01/47 750,000
835,000 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Ralston Creek at Arvada Project, Series 2017A
6.000 11/01/52 501,000
500,000 (b),(c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5.500 12/01/30 402,641
500,000 (b),(c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
6.250 12/01/50 341,257
500,000 Copperleaf Metropolitan District 6, Arapahoe County, Colorado,
Limited Tax, General Obligation Bonds, Subordinate Series
2022B
6.000 12/15/41 503,372
2,000,000 Crossroads Metropolitan District 1, El Paso County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2022
6.500 12/01/51 2,045,017
1,400,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0.000 12/01/31 796,785
600,000 (c) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6.750 12/01/34 601,322
500,000 (c) Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4.250 12/01/51 417,677
1,277,000 Grand Avenue Metropolitan District, In the City of Aurora,
Arapahoe County, Colorado, Limited Tax General Obligation
Bonds, Series 2023
8.125 12/01/52 1,304,458

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
COLORADO (continued)
$ 5,000,000 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3
5.875% 12/01/50 $ 5,068,196
1,335,000 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-1
6.000 12/01/43 1,386,773
585,000 (c) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5.500 12/01/44 588,975
1,500,000 Independence Metropolitan District 3, Elbert County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A
6.250 12/01/49 1,491,773
1,000,000 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6.625 12/01/56 990,874
1,000,000 (c) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7.375 11/01/52 1,032,490
500,000 Ledge Rock Center Residential Metropolitan District 1, Weld
County, Colorado, Limited Tax General Obligation Bonds, Series
2024A
6.375 12/01/54 517,119
500,000 Mountain Brook Metropolitan District, Longmont, Boulder
County, Colorado, Limited Tax General Obligation Bonds, Series
2021
4.750 12/01/51 414,168
1,000,000 Mulberry Metropolitan District 2, Fort Collins, Colorado, Limited
Tax General Obligation Bonds, Series 2022A
7.000 12/01/52 1,045,288
500,000 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2021B - AGM Insured
4.625 12/15/51 441,849
2,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5.250 12/01/50 2,031,846
2,175,000 (c) Old Towne Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding and Improvement Limited
Tax Series 2024
6.000 12/01/53 2,206,618
1,000,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A-1
7.500 12/01/52 1,027,299
2,498,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6.500 12/01/34 2,458,700
500,000 (c) Prairie Song Metropolitan District 4, Windsor, Colorado, Limited
Tax General Obligation Bonds, Series 2021
6.000 12/01/51 474,191
1,310,000 (c) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Capital Appreciation Revenue Bonds, EVRAZ Project, Series
2021A and Tax Increment Revenue Capital Appreciation Bonds,
Series 2021B
0.000 12/01/25 1,212,096
4,015,000 (c) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4.750 12/01/45 2,806,129
1,000,000 Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax Series 2021-3
5.375 12/01/51 911,613
1,250,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5.000 12/01/42 1,187,517
1,370,000 RM Mead Metropolitan District, Weld County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A
5.250 12/01/50 1,374,175
500,000 RRC Metropolitan District 2, Jefferson County, Colorado, Limited
Tax General Obligation Bonds, Series 2021
5.250 12/01/51 454,321
750,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2022A
6.375 12/01/42 778,364
1,000,000 (c) Saint Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Subordinate Limited Tax
Series 2024B
8.750 09/20/54 1,002,338
500,000 Senac South Metropolitan District No. 1, Aurora, Colorado,
General Obligation Bonds, Limited Tax Series 2021A(3)
5.250 12/01/51 463,778
500,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4.000 12/01/51 390,507
1,500,000 (c) Sky Ranch Community Authority Board (Arapahoe County,
Colorado), Limited Tax Supported District No. 3 Senior Bonds
(Tax-Exempt Fixed Rate), Series 2022A and Subordinate Bonds
(Tax-Exempt Fixed Rate), Series 2022B(3)
5.750 12/01/52 1,504,730

Portfolio of Investments September 30, 2024
(continued)
Enhanced High Yield Municipal Bond

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 (c),(d) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0.000% 09/20/54 $ 363,446
600,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4, Series 2024A
6.500 12/01/54 633,093
975,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4, Series 2024B
8.750 12/15/54 1,003,720
500,000 (c) Third Creek Metropolitan District 1, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1
4.750 12/01/51 417,070
500,000 Trails at Crowfoot Metropolitan District 3, Parker, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2024B
6.875 12/15/52 502,567
1,000,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
4.125 12/01/31 926,166
5,700,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/41 5,066,183
7,960,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/51 6,520,565
3,000,000 (c) Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4.750 12/01/50 2,735,381
1,000,000 (c) USAFA Visitors Center Business Improvement District, Colorado
Springs, Colorado, Special Revenue Bonds, Series 2022A,
5.000 12/01/52 925,324
500,000 (d) Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Convertible Capital Appreciation Improvement Series 2024A
0.000 12/01/54 349,174
2,250,000 Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Refunding and Improvement Limited Tax Series 2021
5.000 12/01/41 1,977,938
500,000 Villages at Johnstown Metropolitan District 7, Johnstown,
Colorado, Limited Tax General Obligation Bonds, Series
2022A(3)
6.250 12/01/52 515,417
500,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6.750 12/01/52 501,324
3,000,000 (c) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8.000 12/01/54 1,743,293
1,625,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1
5.000 12/01/50 1,468,771
2,500,000 Westgate Metropolitan District, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2022
5.125 12/01/51 2,216,403
500,000 (c) Westwood Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2021A
4.000 12/01/51 400,603
5,000,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4.500 12/01/41 3,662,456
14,250,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4.625 12/01/51 9,496,616
2,250,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.000 12/01/36 2,068,478
1,000,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.000 12/01/41 859,718
11,750,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.125 12/01/51 9,325,818
TOTAL COLORADO 129,177,852

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
CONNECTICUT - 1.1%
$ 3,550,000 Connecticut Development Authority, Airport Facilities Revenue
Bonds, Learjet Inc., Series 2004, (AMT)
7.950% 04/01/26 $ 3,551,894
4,000,000 (c) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Mary Wade Home Issue, Series 2019A-1
5.000 10/01/54 3,293,749
100,000 (c) Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2024
6.000 04/01/52 108,506
TOTAL CONNECTICUT 6,954,149
DELAWARE - 0.2%
1,100,000 Delaware Economic Development Authority, Revenue Bonds,
ASPIRA of Delaware Charter Operations, Inc. Project, Series
2016A
5.000 06/01/51 1,101,492
TOTAL DELAWARE 1,101,492
DISTRICT OF COLUMBIA - 0.1%
300,000 District of Columbia Revenue Bonds, Rocketship Education DC
Public Charter School Inc., Obligated Group -Issue 3, Series
2024A
5.750 06/01/54 313,291
3,335,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006C
0.000 06/15/55 358,183
TOTAL DISTRICT OF COLUMBIA 671,474
FLORIDA - 18.9%
250,000 (b),(c) Alachua County Health Facilities Authority, Florida, Health
Facilities Revenue Bonds, Terraces at Bonita Springs Project,
Refunding Series 2022A
5.000 11/15/61 178,735
250,000 (b),(c) Alachua County Health Facilities Authority, Florida, Health
Facilities Revenue Bonds, Terraces at Bonita Springs Project,
Taxable Refunding Series 2022B
6.500 11/15/33 215,750
200,000 Avenir Community Development District, Palm Beach Gardens,
Florida, Special Assessment Bonds, Area 3 - Master Infrastructure
Project, Series 2023
5.625 05/01/54 207,472
2,500,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, LLT  Academy South Bay Project, Series 2020A
6.000 06/15/55 2,576,286
15,020,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Educational
Growth Fund, LLC, Charter School Portfolio Projects, Subordinate
Series 2021B
0.000 07/01/61 1,119,335
1,345,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2019A
5.000 10/15/54 1,347,598
250,000 (c) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.375 08/01/32 225,235
175,000 (c) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.625 08/01/37 150,565
1,000,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
6.000 08/15/63 1,009,554
500,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Imagine School at West Pasco Project, Series 2023A
6.500 12/15/53 512,997
4,100,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Imagine School at West Pasco Project, Series 2023A
6.500 12/15/58 4,195,930
1,750,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
6.250 06/15/53 1,845,728
2,600,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
6.375 06/15/58 2,751,537
1,890,000 Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2021
4.000 05/01/53 1,611,732
500,000 (e) Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area One Series 2024
5.500 05/01/54 501,295
2,800,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Creative Inspiration Journey School of St. Cloud,
Series 2021A
5.000 06/15/56 2,547,994
1,420,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Discovery High School Project, Series 2020A
5.000 06/01/40 1,177,032
100,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Dreamers Academy Project, Series 2022A
6.000 01/15/57 81,434

Portfolio of Investments September 30, 2024
(continued)
Enhanced High Yield Municipal Bond

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
FLORIDA (continued)
$ 500,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Southwest Charter Foundation Inc Projects,
Series 2017A
6.125% 06/15/47 $ 505,082
1,400,000 (c) Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series
2023, (AMT), (Mandatory Put 7/01/26)
6.125 07/01/32 1,439,263
31,400,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 33,495,297
1,800,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/41 1,855,862
2,300,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5.250 07/01/47 2,456,709
2,465,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5.250 07/01/53 2,607,338
1,500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.500 07/01/53 1,571,838
10,905,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8.250 07/01/57 11,231,275
3,040,000 (c) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024B
6.500 06/01/59 3,136,455
1,985,000 Florida Housing Finance Corporation, Multifamily Mortgage
Revenue Bonds, Brookside Square Apartments, Series 2015J,
(Mandatory Put 6/01/32)
5.000 06/01/57 1,919,851
250,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series 2024
5.875 05/01/55 261,196
1,000,000 (c) Kelly Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project
Series 2023
6.250 11/01/53 1,053,731
1,210,000 Lake County, Florida Retirement Facility Revenue Bonds,
Lakeside at Waterman Village Project, Series 2020A
5.750 08/15/50 1,205,064
1,405,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Taylor Ranch Project, Series 2023
6.300 05/01/54 1,502,861
2,850,000 (c) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2024A
6.250 06/15/42 2,972,854
405,000 (c) LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment Area
4 Project, Refunding Series 2024AA4
5.650 05/01/54 410,571
85,000 (c) Mandarin Grove Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, 2022
Project Series 2022
6.625 05/01/53 94,927
3,000,000 (c) Miami-Dade County Housing Finance Authority, Florida,
Multifamily Mortgage Revenue Bonds, Wynwood Works, Series
2023B, (Mandatory Put 6/01/26)
5.780 06/01/27 3,033,973
1,000,000 (c) Miami-Dade County Industrial Development Authority, Florida,
Industrial Development Revenue Bonds, CFC-MB I, LLC Collins
Park Housing Project Series 2023
6.250 01/01/59 1,026,758
415,000 (c) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
6.200 05/01/53 445,318
125,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
6.000 05/01/55 128,387
70,000 (c) North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series 2022
5.625 05/01/52 72,040
2,560,000 Palm Beach County, Florida, Revenue Bonds, Provident Group -
LU Properties LLC Lynn University Housing Project, Series 2024A
6.125 06/01/54 2,611,170

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
FLORIDA (continued)
$ 2,240,000 Palm Beach County, Florida, Revenue Bonds, Provident Group -
LU Properties LLC Lynn University Housing Project, Series 2024A
6.250% 06/01/59 $ 2,296,744
1,725,000 (c) Parrish Lakes Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
2, Series 2023A
5.625 05/01/53 1,780,731
250,000 (c) Parrish Lakes Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
3, Series 2024
5.800 05/01/54 254,039
765,000 Pine Island Community Development District, Florida, Special
Assessment Bonds, Bella Collina, Series 2004
5.750 05/01/35 768,638
580,000 (c) Pinellas County Health Facilities Authority, Florida, Health Care
Facilities Revenue Bonds, Mease Life, Inc. Project, Refunding
Series 2021
7.000 01/01/57 588,598
1,000,000 (c) Rye Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Pod B - Assessment Area 1 Series
2023
6.000 11/01/53 1,049,894
1,000,000 (c) Saltleaf Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2024
6.000 05/01/56 1,030,120
500,000 (c) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4.250 05/01/53 436,402
415,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project,
Series 2019A
5.000 11/15/29 418,895
3,980,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project,
Series 2019A
5.500 11/15/49 3,995,569
1,500,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project,
Series 2019A
5.750 11/15/54 1,516,436
465,000 (c) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series
2021B
4.625 05/01/36 463,127
2,000,000 Tradition Community Development District 1, Port Saint Lucie,
Florida, Irrigation System Revenue Bonds, Existing System Series
2017
4.500 10/01/47 1,919,678
225,000 (c) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023
5.250 05/01/54 234,809
665,000 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 7 Villages F-3 and G-1B
Series 2023
6.250 05/01/54 716,712
TOTAL FLORIDA 114,764,421
GEORGIA - 1.9%
9,910,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6.500 12/15/48 8,428,639
1,950,000 (b) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7.000 01/01/40 877,500
500,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
6.375 06/15/58 514,333
1,670,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5.250 10/01/54 1,817,179
TOTAL GEORGIA 11,637,651
HAWAII - 0.2%
1,000,000 (c) Hawaii County, Hawaii, Special Tax Revenue Bonds, Community
Facilities District 1-2021, Kaloko Heights Project, Series 2023
7.250 05/15/52 1,025,373
TOTAL HAWAII 1,025,373

Portfolio of Investments September 30, 2024
(continued)
Enhanced High Yield Municipal Bond

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
IDAHO - 0.6%
$ 198,000 (c) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 5 Series 2024
5.875% 09/01/53 $ 208,634
1,990,000 (c) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5.250 05/15/51 2,012,087
730,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A
5.000 07/15/41 677,940
250,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A
5.000 07/15/56 218,492
250,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4.000 05/01/56 187,477
500,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6.250 09/01/53 534,443
TOTAL IDAHO 3,839,073
ILLINOIS - 3.1%
388,125 (c) Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Note, North Pullman Chicago Neighborhood
Initiative, Inc.Redevelopement Project-Whole Foods Warehouse
& Distribution Facility, Series 2016A
5.000 03/15/34 388,125
950,000 (c) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
4.000 07/01/31 841,851
1,500,000 (c) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5.000 07/01/51 1,163,093
2,750,000 (c) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5.000 07/01/56 2,083,160
440,000 Illinois Finance Authority, Education Revenue Bonds, Noble
Network of Charter Schools, Series 2013
6.000 09/01/32 440,874
250,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5.500 05/15/54 211,279
1,280,000 (b) Illinois Finance Authority, Revenue Bonds, Christian Homes Inc.
Obligated Group, Refunding Series 2016
5.000 05/15/31 512,000
2,800,000 (b) Illinois Finance Authority, Revenue Bonds, Christian Homes Inc.
Obligated Group, Refunding Series 2016
5.000 05/15/36 1,120,000
500,000 (b) Illinois Finance Authority, Revenue Bonds, Christian Horizons
Obligated Group, Series 2021A
4.000 05/15/41 200,000
7,375,000 (c) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6.125 04/01/58 7,390,128
2,000,000 (c) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Series 2023B, (Mandatory Put 9/01/33)
7.375 09/01/42 2,366,128
2,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
4.000 12/15/47 1,938,226
TOTAL ILLINOIS 18,654,864
INDIANA - 0.6%
85,000 (c) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Circle City Preparatory Inc. Project, Series 2021A
5.000 12/01/30 83,187
700,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Seven Oaks Classical School Project, Series 2021A
5.000 06/01/51 629,654
775,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Evansville Project, Series 2022A
5.250 09/01/57 782,283
750,000 Indiana Housing and Community Development Authority,
Multifamily Housing Revenue Bonds, Vita of New Whiteland
Project, Series 2022
6.750 01/01/43 769,421
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7.750 03/01/67 1,098,763
TOTAL INDIANA 3,363,308

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
KANSAS - 1.1%
$ 500,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5.000% 12/01/41 $ 449,315
500,000 Kansas Development Finance Authority Revenue Bonds, Village
Shalom Project, Series 2018A
5.250 11/15/53 382,784
130,000 Overland Park Development Corporation, Kansas, Revenue
Bonds, Convention Center Hotel, Refunding & improvement
Series 2019
5.000 03/01/44 131,041
6,250,000 (b) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
5.250 12/15/29 3,437,500
1,000,000 (e) Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
6.000 05/15/54 1,003,560
1,000,000 (c) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas 2B
3 and 5, Series 2022
5.750 03/01/41 1,032,789
TOTAL KANSAS 6,436,989
LOUISIANA - 2.7%
1,500,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5.250 06/01/60 1,296,067
2,850,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/39 2,722,587
2,635,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/49 2,383,409
1,000,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/57 879,627
2,365,000 (c) Louisiana Public Facilities Authority, Dock and Wharf Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, (AMT)
6.500 07/01/36 2,366,670
60,078 (b),(c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Encore Academy Project, Series 2021A
5.000 06/01/41 36,047
60,077 (b),(c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Encore Academy Project, Series 2021A
5.000 06/01/51 36,046
2,000,000 (c) Louisiana Public Facilities Authority, Solid Waste Disposal
Revenue Bonds, Waste Pro USA Inc Project Series 2023, (AMT),
(Mandatory Put 10/01/28)
6.750 10/01/53 2,176,770
500,000 Louisiana Public Facilities Authority, Solid Waste Disposal
Revenue Bonds, Waste Pro USA Inc Project Series 2023R-2,
(AMT), (Mandatory Put 10/01/28)
6.500 10/01/53 539,891
3,000,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.750 09/01/64 3,339,103
500,000 (c) Plaquemines Port, Harbor and Terminal District, Louisiana,
Facilities Revenue Bonds, NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9.000 12/01/44 517,377
TOTAL LOUISIANA 16,293,594
MAINE - 0.3%
2,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5.000 07/01/46 2,002,339
TOTAL MAINE 2,002,339
MARYLAND - 0.3%
500,000 Maryland Economic Development Corporation, Port Facilities
Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore
Facility, Refunding Series 2010
5.750 09/01/25 503,991
135,000 (c) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Imagine Andrews Public Charter School, Series
2022A
5.500 05/01/52 135,766
1,000,000 (c) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5.250 07/01/48 1,017,405
TOTAL MARYLAND 1,657,162
MASSACHUSETTS - 0.2%
1,000,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2017
5.000 07/01/42 938,102
TOTAL MASSACHUSETTS 938,102

Portfolio of Investments September 30, 2024
(continued)
Enhanced High Yield Municipal Bond

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
MICHIGAN - 0.3%
$ 330,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Holly Academy Project, Refunding
Series 2021
4.000% 12/01/51 $ 268,581
290,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Madison Academy Project,
Refunding Series 2021
5.000 12/01/46 255,001
40,000,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Capital Appreciation
Turbo Term Series 2008C
0.000 06/01/58 1,257,484
185,000 Trillium Academy, Michigan, Public School Academy Revenue
Bonds, Refunding Series 2019
5.750 11/01/40 177,863
TOTAL MICHIGAN 1,958,929
MINNESOTA - 0.5%
500,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level
Up Academy, Series 2021A
5.000 06/15/56 387,714
1,000,000 (c) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Series 2024A
6.125 06/15/61 1,024,504
1,000,000 (b),(c) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5.875 06/01/57 870,000
1,000,000 (c) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5.250 03/01/43 1,024,549
TOTAL MINNESOTA 3,306,767
MISSOURI - 2.0%
2,000,000 Independence Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special Districts, Hub Drive
Redevelopment Project Series 2023
6.750 11/01/53 2,079,553
250,000 (c) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5.000 06/01/54 251,954
2,000,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5.250 05/15/42 1,909,168
1,000,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5.250 05/15/50 904,829
4,375,000 (c) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5.000 02/01/50 4,309,258
1,555,000 (b) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series 2018
5.000 05/15/32 622,000
2,280,000 (b) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series 2018
5.000 05/15/36 912,000
1,975,000 (b) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series 2018
5.000 05/15/40 790,000
100,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4.000 10/01/34 98,060
100,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4.000 10/01/44 88,026
237,763 (c) North Outer Forty Transportation Development District,
Chesterfield, Missouri, Transportation Development Revenue
Notes, Refunding Series 2021A
4.000 12/01/46 184,223
TOTAL MISSOURI 12,149,071
NEVADA - 0.0%
900,865 (b),(c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
6.950 02/15/38 3,694
TOTAL NEVADA 3,694

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
NEW HAMPSHIRE - 0.5%
$ 2,000,000 (c) National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020B, (AMT),
(Mandatory Put 7/02/40)
3.750% 07/01/45 $ 1,731,533
1,000,000 (c) National Finance Authority, New Hampshire, Revenue Bonds,
GHI Kiran Capital LLC Project, Series 2022
6.250 09/01/30 1,000,065
TOTAL NEW HAMPSHIRE 2,731,598
NEW YORK - 7.9%
2,000,000 (c) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
12.250 07/01/53 2,024,179
10,000,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, 1st Subordinate Series
2005B
0.000 06/01/47 2,233,043
5,000,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0.000 01/01/45 1,430,558
8,500,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5.625 01/01/55 8,064,065
2,000,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Ann's Community Project, Series 2019
5.000 01/01/50 1,843,740
1,000,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Green Series 2020D-1B
2.400 11/01/50 679,862
750,000 (b) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2.350 10/01/46 496,875
2,500,000 (c) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 3 Series
2014
7.250 11/15/44 2,505,011
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5.500 06/30/60 5,349,113
750,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/28 592,876
1,450,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/29 1,134,516
150,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/30 116,683
4,135,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/31 3,208,579
1,010,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/32 781,686
3,050,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/33 2,358,636
630,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/34 487,110
2,200,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/35 1,701,445
650,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/36 502,967
11,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5.000 06/01/48 9,940,742
2,000,000 (c) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
4.500 07/01/56 1,896,354

Portfolio of Investments September 30, 2024
(continued)
Enhanced High Yield Municipal Bond

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
NEW YORK (continued)
$ 250,000 (c) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5.000% 07/01/56 $ 252,548
250,000 (c) Western Regional Off-Track Betting Corporation, New York, Tax
Exempt Revenue Bonds, Additional Secured General Obligation
Series 2021
4.125 12/01/41 232,899
TOTAL NEW YORK 47,833,487
NORTH DAKOTA - 0.8%
3,725,000 (a) North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2024A, (UB)
4.700 07/01/49 3,782,610
1,000,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5.000 06/01/53 978,644
TOTAL NORTH DAKOTA 4,761,254
OHIO - 4.1%
245,000 (c) Brecksville, Ohio, Tax Increment Financing Revenue Bonds, Valor
Acres Project, Series 2022
5.625 12/01/53 247,353
28,190,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2
0.000 06/01/57 2,690,848
12,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5.000 06/01/55 11,309,344
145,000 (c) Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding
Senior Series 2021A
4.000 12/01/55 124,798
95,000 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding
Subordinate Series 2021B
4.500 12/01/55 85,009
4,250,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5.250 11/15/48 4,345,331
6,000,000 (c) Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)
5.000 07/01/49 6,004,559
250,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, (Mandatory Put 9/15/21)
3.375 08/01/29 249,310
TOTAL OHIO 25,056,552
OKLAHOMA - 0.2%
1,000,000 Osage County Industrial Authority, Oklahoma, Sales and Use Tax
Revenue Bonds, Refunding Series 2023
5.750 09/01/53 1,021,021
100,000 (c) Tulsa Authority for Economic Opportunity, Tulsa County,
Oklahoma, Tax Apportionment Revenue Bonds, Santa Fe Square
Project, Series 2021
4.375 12/01/41 94,397
240,000 (c) Tulsa Authority for Economic Opportunity, Tulsa County,
Oklahoma, Tax Apportionment Revenue Bonds, Vast Bank
Project, Series 2021
4.000 12/01/43 230,091
TOTAL OKLAHOMA 1,345,509
OREGON - 1.1%
2,750,000 (c) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
7.000 12/15/60 2,824,215
730,000 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds,
Boise Cascade Project, Series 1997
5.650 12/01/27 731,080
3,330,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds,
Friendsview Retirement Community, Refunding Series 2021A
5.000 11/15/46 2,984,855
250,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds,
Friendsview Retirement Community, Refunding Series 2021A
5.000 11/15/56 215,820
TOTAL OREGON 6,755,970

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
PENNSYLVANIA - 1.4%
$ 500,000 Allegheny County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Penn Hills Charter School of
Entrepreneurship, Series 2021A
4.000% 06/15/51 $ 420,869
1,610,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6.250 05/01/42 1,644,917
25,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6.000 06/30/34 27,183
1,350,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5.000 06/30/39 1,338,296
175,000 (d) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0.000 06/30/44 111,573
1,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-2
6.000 06/30/34 1,087
52,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8.000 06/30/34 53,225
3,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024B-1
8.000 06/30/34 3,000
1,215,000 (c) Erie County, Industrial Development Authority, Pennsylvania,
Essential Housing Revenue Bonds, Senior-CFC-Erie I LLC Erie
Apartments, Series 2024A
6.750 09/01/61 1,241,813
3,000,000 McCandless Industrial Development Authority, Pennsylvania, La
Roche University Revenue Bonds, Series A and B of 2022
6.750 12/01/46 2,996,204
370,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6.500 09/01/43 385,027
495,000 (b),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2021A
10.000 12/01/31 49
TOTAL PENNSYLVANIA 8,223,243
PUERTO RICO - 3.7%
450,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/26 175,961
160,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/27 61,686
325,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 07/01/24 127,016
4,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 07/01/24 1,680
115,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 07/01/26 45,106
105,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5.000 07/01/29 41,336
190,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/32 73,587
250,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/37 96,824
115,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.500 01/01/26 44,635
100,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
5.950 07/01/30 41,497
100,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6.250 07/01/40 41,460
10,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/51 2,466,357
1,365,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 1,379,134
4,550,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.784 07/01/58 4,562,140
4,834,632 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0.000 11/01/51 3,166,684
81,740 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/27 85,375

Portfolio of Investments September 30, 2024
(continued)
Enhanced High Yield Municipal Bond

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
PUERTO RICO (continued)
$ 78,106 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.750% 07/01/31 $ 86,920
74,065 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/33 74,206
57,138 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/37 56,772
3,747,059 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/46 3,540,656
6,214,171 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0.000 11/01/43 4,008,140
4,602,153 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
1.000 11/01/51 2,519,679
TOTAL PUERTO RICO 22,696,851
SOUTH CAROLINA - 1.3%
2,960,000 (c) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5.000 01/01/40 2,904,080
500,000 (c) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmetto Scholars
Academy Project, Series 2015A
5.125 08/15/35 495,886
2,000,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Lowcountry Leadership
Charter School Project, Series 2019A
5.000 12/01/49 1,909,046
200,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
4.000 06/15/31 186,761
1,840,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5.000 06/15/41 1,665,415
330,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5.000 06/15/51 280,885
250,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
7.000 06/15/53 261,362
250,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
7.125 06/15/58 262,359
TOTAL SOUTH CAROLINA 7,965,794
TENNESSEE - 0.0%
100,000 (c) Metropolitan Government of Nashville-Davidson County
Industrial Development Board, Tennessee, Special Assessment
Revenue Bonds, South Nashville Central Business Improvement
District, Series 2021A
4.000 06/01/51 87,996
TOTAL TENNESSEE 87,996
TEXAS - 10.8%
250,000 (c) Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Second-Lien Series 2021B
5.000 10/01/50 221,240
200,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Meadow Vista
Public Improvement District Area 1 Project, Series 2024
5.750 09/15/54 203,275
1,190,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4.125 02/15/41 1,003,393
250,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4.500 02/15/56 199,336
785,000 (c) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
6.750 02/15/62 816,000
1,825,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Odyssey Academy Inc Series 2023A
6.000 02/15/43 1,899,190

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TEXAS (continued)
$ 2,635,000 Baytown Municipal Development District, Texas, Hotel Revenue
Bonds, Baytown Convention Center Hotel, First-Lien Series
2021A
4.000% 10/01/50 $ 2,210,757
100,000 (c) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series 2021
5.250 09/01/51 98,603
1,600,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District, Major Improvement Area
District Series 2023
6.125 09/01/53 1,658,117
1,000,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Parvin Public
Improvement District Project, Series 2023
6.750 09/01/53 1,032,951
3,000,000 (c) Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Valor Education Foundation, Series 2023A
6.250 06/15/53 3,078,819
300,000 (c) Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Valor Education Foundation, Series 2024A
6.000 06/15/54 303,429
2,050,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, First-Lien Series 2021A
4.000 10/01/50 1,719,944
7,390,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, Second-Lien Series
2021B
5.000 10/01/50 6,129,771
1,070,000 (c),(e) Dorchester, Texas, Special Assessment Revenue Bonds,
Cottonwood Public Improvement District Improvement Area 1
Project Series 2024
6.000 09/15/44 1,076,020
1,993,000 (c) Forney, Texas, Special Assessment Revenue Bonds, Bellagio
Public Improvement District 1 Phase I Project Series 2023
6.500 09/15/53 2,016,904
3,000,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Refunding Junior Lien
Series 2022B
0.000 12/01/46 986,698
500,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, Continental Airlines Inc. - Terminal Improvement Project,
Refunding Series 2011, (AMT)
6.625 07/15/38 505,056
2,205,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Porter County
Public Improvement District Improvement Area 1 Project, Series
2023
6.000 09/01/53 2,265,955
1,205,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District 1 Improvement Area 2 Project,
Series 2023
6.750 09/01/48 1,294,896
1,000,000 Legato Community Authority, Commerce City, Texas, Limited
Tax Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible
Capital Appreciation Series 2021A-2
5.000 12/01/51 784,659
1,625,000 (c) Lewisville, Denton and Dallas Counties, Texas, Special
Assessment Revenue Bonds, Lakeside Crossing Public
Improvement District Series 2023
8.000 09/01/53 1,734,503
1,000,000 (c) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Remainder
Area Project, Series 2024
7.625 09/01/54 1,009,802
250,000 (c) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5.750 09/01/53 257,343
70,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7.500 11/15/37 58,408
435,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7.500 11/15/36 373,414
3,134,681 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B
5.625 11/15/61 1,167,580
9,310,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5.500 01/01/57 9,314,003
250,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000 07/01/24 250,000

Portfolio of Investments September 30, 2024
(continued)
Enhanced High Yield Municipal Bond

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TEXAS (continued)
$ 650,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000% 07/01/25 $ 650,000
500,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000 07/01/30 500,000
652,440 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000 07/01/33 652,440
1,000,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000 07/01/35 1,000,000
2,500,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000 07/01/47 2,500,000
1,275,000 (c) New Hope Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Southwest Preparatory School Series
2023A
6.375 08/15/53 1,385,645
100,000 (c) New Hope Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Southwest Preparatory School
Taxable Series 2023A
8.000 08/15/30 103,031
1,000,000 (c),(e) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Chaparral Park Public Improvement District Improvement
Area 1 Project, Series 2024
5.250 09/15/54 998,051
465,000 (c) Plano, Collin and Denton Counties, Texas, Special Assessment
Revenue Bonds, Haggard Farm Public Improvement District
Project, Area 1 Project Series 2023
7.500 09/15/53 501,345
1,000,000 (c) Plano, Collin and Denton Counties, Texas, Special Assessment
Revenue Bonds, Haggard Farm Public Improvement District
Project, Major Improvement Area Project Series 2023
8.500 09/15/53 1,074,974
3,000,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2020, (AMT)
3.625 01/01/35 2,814,412
1,000,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
3.000 01/01/50 734,612
250,000 (c) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Improvement Area 1 Project, Series
2023
7.000 09/01/53 257,810
500,000 (c) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Major Improvement Area Project,
Series 2023
7.875 09/01/53 520,177
125,000 (b) Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3.000 12/15/32 75,000
500,000 (b) Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3.000 12/15/42 300,000
305,000 (b) Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3.000 12/15/47 183,000
2,000,000 (c) Rockdale, Milam County, Texas, Special Assessment Revenue
Bonds, Cornerstone Public Improvement District Improvement
Area 1, Series 2023
7.500 09/15/54 2,122,565
610,000 (c) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Areas 2-3 Project, Series
2022
7.000 09/15/52 642,567
720,000 Salado, Bell County, Texas, Special Assessment Revenue Bonds,
Sanctuary East Public Improvement District Improvement Area 1
Project Series 2024
6.250 09/01/44 742,377
1,500,000 (c) San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, San Marcos Trace Public
Improvement District Series 2024
6.000 09/01/48 1,526,924
100,000 (c) Sinton, San Patricio County, Texas, Special Assessment Revenue
Bonds, Somerset Public Improvement District 1 Series 2022
5.250 09/01/51 100,071

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TEXAS (continued)
$ 500,000 (b) Tarrant County Cultural Education Facilities Finance Corporaton,
Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial
Home Project, Series 2016A
1.500% 02/15/37 $ 275,000
800,000 (c) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Brahman Ranch Public Improvement District, Series 2022
6.500 09/15/52 829,024
80,000 Viridian Municipal Management District, Texas, Assessment
Revenue Bonds, Series 2017
4.250 12/01/44 74,521
900,000 (c) Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #3 Project, Series 2024
6.000 09/01/54 931,780
TOTAL TEXAS 65,165,392
UTAH - 4.3%
500,000 (c) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Subordinate Series 2021B
7.375 09/15/51 451,246
1,615,000 (c) Chelsey Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024
7.250 03/01/54 1,656,341
500,000 Coral Junction Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2022A-1
6.500 03/01/53 502,544
1,000,000 (c) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
5.750 03/01/42 1,005,949
1,000,000 (c) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
6.000 03/01/53 1,002,167
825,000 (c) Fields Estates Public Infrastructure District, Utah, General
Obligation Bonds, Limited Tax Series 2024A-1
6.125 03/01/55 845,516
1,000,000 (c) Gateway at Sand Hollow, Public Infrastructure District 1, Utah,
Limited Tax General Obligation Bonds, Series 2021A
5.500 03/01/51 815,310
1,595,000 (c) Jordanelle Ridge Public Infrastructure District 2, Utah, General
Obligation Bonds, Limited Tax Series 2023A
7.750 03/01/54 1,638,538
2,180,000 (c) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2020A
5.250 02/01/40 1,959,921
2,915,000 (c) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2020A
5.500 02/01/50 2,525,421
1,790,000 (c) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited Tax
and Tax Allocation Revenue Bonds, Series 2021
4.125 06/01/36 1,560,127
2,500,000 (c) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited Tax
and Tax Allocation Revenue Bonds, Series 2021
4.625 06/01/57 1,999,906
1,250,000 Military Installation Development Authority, Utah, Tax Allocation
and Hotel Tax Revenue Bonds, Series 2021A-1
4.000 06/01/52 1,088,257
1,250,000 Military Installation Development Authority, Utah, Tax Allocation
Revenue Bonds, Series 2021A-2
4.000 06/01/36 1,177,234
1,000,000 Military Installation Development Authority, Utah, Tax Allocation
Revenue Bonds, Series 2021A-2
4.000 06/01/41 919,960
865,000 (c) Sienna Hills Public Infrastructure District No. 1, Utah, Limited Tax
General Obligation and Sales Tax Revenue Bonds, Series 2023A
6.750 07/01/35 890,239
375,000 Utah Charter School Finance Authority, Charter School Revenue
Bonds, Bridge Elementary Project, Series 2021A
4.000 06/15/41 310,060
250,000 (c) Utah Charter School Finance Authority, Charter School Revenue
Bonds, Saint George Academy Project, Series 2021A
5.000 06/15/56 192,530
4,200,000 (c) Washington Metropolitan Area Transit Authority, District
of Columbia, Second Lien Dedicated Revenue Bonds,
Sustainability- Climate Transition, Series 2024A
7.000 12/01/42 4,360,240
1,015,000 (c) Wohali Public Infrastructure District 1, Utah, Special Assessment
Revenue Bonds, Assessment Area 1 Series 2023
7.000 12/01/42 1,038,585
TOTAL UTAH 25,940,091

Portfolio of Investments September 30, 2024
(continued)
Enhanced High Yield Municipal Bond

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
VIRGIN ISLANDS - 0.7%
$ 215,000 (c) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A
6.750% 07/01/26 $ 210,646
1,070,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5.000 07/01/26 1,038,224
2,745,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5.000 07/01/31 2,611,688
250,000 (c) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds, WICO Financing, Series 2022B, (AMT)
6.500 04/01/52 245,294
TOTAL VIRGIN ISLANDS 4,105,852
VIRGINIA - 1.0%
300,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6.875 12/01/58 335,292
1,000,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort
Norfolk Retirement Community, Inc., Harbor's Edge Project,
Series 2019A
5.000 01/01/49 950,076
4,145,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023A
7.000 09/01/59 4,794,600
TOTAL VIRGINIA 6,079,968
WEST VIRGINIA - 0.3%
1,000,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
and Refunding Series 2023B
8.000 06/01/53 231,943
500,000 (c) Monongalia County, West Virginia, Tax Increment Revenue
Bonds, University Town Centre Development District 4, Senior
Refunding and Improvement Series 2023A
6.000 06/01/53 544,096
185,000 (c) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4.250 06/01/42 149,533
250,000 (c) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4.500 06/01/50 195,415
705,000 (c) West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project,
Series 2020
7.625 12/01/40 609,196
TOTAL WEST VIRGINIA 1,730,183
WISCONSIN - 17.2%
3,020,000 Ashwaubenon Community Development Authority, Wisconsin,
Lease Revenue Bonds, Brown County Expo Center Project, Series
2019
0.000 06/01/54 817,539
250,000 (c) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG
Hub North LLC Renewable Natural Gas Production Plant Project,
Series 2021A
5.500 12/01/32 222,228
255,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
5.000 06/15/51 228,080
2,275,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina, Series
2019A
5.000 06/15/49 2,084,814
1,425,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6.750 06/01/62 1,451,609
2,070,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Eno River Academy Project, Series 2020A
5.000 06/15/54 2,070,862
600,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2023A
6.625 07/01/53 633,763
550,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2023A
6.750 07/01/58 583,184
1,000,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5.000 01/01/42 976,211
1,000,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5.000 01/01/56 918,726

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
WISCONSIN (continued)
$ 3,750,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5.000% 06/15/36 $ 3,458,003
625,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5.000 06/15/46 518,587
500,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Phoenix Academy Charter School, North Carolina, Series
2017A
5.875 06/15/47 485,619
1,110,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Quality Education Academy Project, Series 2023A
6.250 07/15/53 1,202,680
1,175,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Quality Education Academy Project, Series 2023A
6.500 07/15/63 1,285,017
1,250,000 (c) Public Finance Authority of Wisconsin, Contract Revenue Bonds,
Mercer Crossing Public Improvement District Project, Series 2017
7.000 03/01/47 1,296,978
300,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A
4.375 06/01/46 236,245
100,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A
4.500 06/01/56 75,649
1,000,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series 2023A
6.250 06/15/53 1,037,229
500,000 (c),(e) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5.000 12/15/54 509,053
1,000,000 (c) Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Subordinate
Lien Series 2022B
6.000 02/01/62 1,065,513
1,105,000 (b),(c) Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017A
6.250 08/01/27 1,069,087
80,000 (b),(c) Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017A
6.750 08/01/31 71,800
500,000 (b),(c) Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017B
5.625 08/01/27 483,750
2,000,000 (c) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
5.000 12/01/27 1,968,302
500,000 (c) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6.500 12/01/37 513,081
500,000 (c) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6.750 12/01/42 512,487
47,800,000 (c) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
7.000 12/01/50 49,020,401
4,035,000 (c) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6.250 02/01/39 4,217,639
2,700,000 (b),(c) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
7.000 07/01/48 1,890,000
700,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
6.250 10/01/58 740,147
250,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5.000 06/01/37 255,958
1,250,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5.000 06/01/52 1,215,238
250,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Senior
Revenue Bonds, Proton International Arkansas, LLC, Series 2021A
6.850 01/01/51 191,537
5,095,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4.000 07/01/41 4,548,055

Portfolio of Investments September 30, 2024
(continued)
Enhanced High Yield Municipal Bond

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
WISCONSIN (continued)
$ 4,245,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4.250% 07/01/54 $ 3,658,506
100,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2022A
4.000 12/01/41 87,825
1,000,000 (b),(c) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.375 01/01/48 450,000
100,000 (b),(f) Public Finance Authority of Wisconsin, Wisconsin Revenue Note,
KDC Agribusiness LLC Project, Series 2022B
15.000 03/31/24 10
7,635,000 (c) Public Finance Authority, Wisconsin, Tax Increment, Revenue
Subordinate Bonds, Miami, Miami World Center Project, Series
2024B
8.000 06/15/42 7,754,659
100,000 (c) Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds,
Refunding Senior Series 2021
5.000 09/30/41 93,839
290,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Covenant Communities Inc, Second Tier Series 2018B
4.375 07/01/38 252,186
250,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Phase 2 Project, Series 2024
6.125 10/01/59 261,505
505,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Hope Christian Schools Obligated Group, Series
2021
3.000 12/01/31 438,111
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series
2021
4.000 01/01/57 846,253
2,500,000 (c) Wisconsin Housing and Economic Development Authority,
Multifamily Housing Bonds, Meadow Village Project Series
2020A
5.000 07/01/37 2,364,385
TOTAL WISCONSIN 104,062,350
TOTAL MUNICIPAL BONDS
(Cost $742,266,812) 767,785,910
PRINCIPAL DESCRIPTION   RATE(g) MATURITY(h) VALUE
X 13 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments)(g) X 13
CAPITAL GOODS - 0.0%
$ 128,676 (b),(f) KDC Agribusiness Fairless Hills LLC 12.000 09/17/25 $ 13
TOTAL CAPITAL GOODS 13
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $128,676) 13
TOTAL LONG-TERM INVESTMENTS
(Cost $742,395,488) 767,785,923
FLOATING RATE OBLIGATIONS - (0.6)% (3,780,000)
MFP SHARES, NET - (32.8)%(i) (198,585,462)
OTHER ASSETS & LIABILITIES, NET -   6.7% 40,585,349
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 606,005,810
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $421,243,911 or 54.9% of Total Investments.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(e) When-issued or delayed delivery security.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.

(g) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(h) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(i) MFP Shares, Net as a percentage of Total Investments is 25.9%.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

September 30, 2024 (Unaudited)
Enhanced High
Yield Municipal
Bond
ASSETS
Long-term investments, at value
†
$ 767,785,923
Cash 32,785,020
Receivables:
Interest 14,324,401
Investments sold 4,260,038
Reimbursement from Adviser 52,428
Shares sold 5,224,541
Other 90,779
Total assets 824,523,130
LIABILITIES
Floating rate obligations 3,780,000
MFP Shares, Net
**
198,585,462
Payables:
Management fees 585,437
Dividends 1,095,878
Interest 586,297
Investments purchased - when-issued/delayed-delivery settlement 13,432,221
Offering costs 70,882
Accrued expenses:
Custodian fees 54,425
Trustees fees 6,213
Professional fees 34,355
Shareholder reporting expenses 29,209
Shareholder servicing agent fees 21,445
Distribution and service fees (12b-1) 190,496
Shelf offering costs 3,000
Other 42,000
Total liabilities 218,517,320
Commitments and contingencies
(1)
Net assets applicable to common shares $ 606,005,810
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Paid-in capital $ 582,686,565
Total distributable earnings (loss) 23,319,245
Net assets applicable to common shares $ 606,005,810
†
Long-term investments, cost $ 742,395,488
**
MFP Shares, liquidation preference 199,500,000
(1) As disclosed in Notes to Financial Statements.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Enhanced High
Yield Municipal
Bond
CLASS A1:
Net assets $ 212,365,416
Common Shares outstanding 26,786,550
Net asset value ("NAV") per common share $ 7.93
Maximum sales charge 2.50%
Offering price per common share (NAV per common share plus maximum sales charge) $ 8.13
CLASS A2:
Net assets $ 175,261,752
Common Shares outstanding 22,072,295
NAV and offering price per common share $ 7.94
CLASS I:
Net assets $ 218,378,642
Common Shares outstanding 27,546,204
NAV and offering price per common share $ 7.93
Authorized shares - per class Unlimited
Par value per common share $   0.01

Statement of Operations
See Notes to Financial Statements

``
Six Months Ended September 30, 2024 (Unaudited)
Enhanced High
Yield Municipal
Bond
INVESTMENT INCOME
Interest $ 20,431,565
Total investment income 20,431,565
EXPENSES
–
Management fees 2,935,337
Distribution and service fees (12b-1) - Class A1 638,953
Distribution and service fees (12b-1) - Class A2 289,700
Shareholder servicing agent fees - Class A1 32,850
Shareholder servicing agent fees - Class A2 22,448
Shareholder servicing agent fees - Class I 36,296
Interest expense and amortization of offering costs 4,108,096
Trustees fees 11,817
Custodian expenses, net 45,601
Registration fees 77,362
Professional fees 6,598
Shareholder reporting expenses 34,950
Other 42,280
Total expenses before fee waiver/expense reimbursement 8,282,288
Fee waiver/expense reimbursement (71,808)
Net expenses 8,210,480
Net investment income (loss) 12,221,085
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 5,551,405
Net realized gain (loss) 5,551,405
Change in unrealized appreciation (depreciation) on:
Investments 22,894,838
Net change in unrealized appreciation (depreciation) 22,894,838
Net realized and unrealized gain (loss) 28,446,243
Net increase (decrease) in net assets applicable to common shares from operations $ 40,667,328

Statement of Changes in Net Assets
See Notes to Financial Statements

Enhanced High Yield Municipal Bond
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
OPERATIONS
Net investment income (loss) $ 12,221,085 $ 14,637,392
Net realized gain (loss) 5,551,405 (732,341)
Net change in unrealized appreciation (depreciation) 22,894,838 16,504,700
Net increase (decrease) in net assets applicable to common shares from operations 40,667,328 30,409,751
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends:
Class A1 (4,319,438) (4,453,283)
Class A2 (3,079,591) (2,758,613)
Class I (5,435,799) (7,693,612)
Total distributions (12,834,828) (14,905,508)
FUND SHARE TRANSACTIONS
Subscriptions 208,534,858 254,619,118
Reinvestments of distributions 6,661,593 6,503,791
Repurchases and redemptions (32,406,701) (10,183,693)
Net increase (decrease) applicable to common shares from Fund share transactions 182,789,750 250,939,216
Net increase (decrease) in net assets applicable to common shares 210,622,250 266,443,459
Net assets applicable to common shares at the beginning of the period 395,383,560 128,940,101
Net assets applicable to common shares at the end of the period $ 606,005,810 $ 395,383,560

Statement of Cash Flows
See Notes to Financial Statements

Six Months Ended September 30, 2024 (Unaudited)
Enhanced High
Yield Municipal
Bond
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations $ 40,667,328
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in)
operating activities:
Purchases of investments (276,789,621)
Proceeds from sale and maturities of investments 73,894,397
Amortization (Accretion) of premiums and discounts, net (1,934,795)
Amortization of deferred offering costs 21,546
(Increase) Decrease in:
Receivable for interest (3,593,591)
Receivable for investments sold 2,104,962
Receivable for reimbursement from Adviser (17,934)
Other assets (24,020)
Increase (Decrease) in:
Payable for interest 580,769
Payable for investments purchased - regular settlement (13,259,280)
Payable for investments purchased - when-issued/delayed-delivery settlement 10,878,136
Payable for management fees 165,799
Payable for offering cost 70,882
Accrued custodian fees 9,503
Accrued distribution and service fees (12b-1) 70,453
Accrued Trustees fees 1,208
Accrued professional fees 29,994
Accrued shareholder reporting expenses 8,970
Accrued shareholder servicing agent fees 5,233
Accrued shelf offering costs 3,000
Accrued other expenses (3,389)
Net realized (gain) loss from investments (5,551,405)
Net realized (gain) loss from paydowns (169,436)
Net change in unrealized (appreciation) depreciation of investments (22,894,838)
Net cash provided by (used in) operating activities (195,726,129)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 16,200,000
(Repayments) of borrowings (16,200,000)
Proceeds from MFP Shares issued, at liquidation preference 60,000,000
(Payments for) deferred offering costs (150,000)
Cash distributions paid to common shareholders (6,014,044)
Subscriptions 204,792,977
Repurchases (32,406,701)
Net cash provided by (used in) financing activities 226,222,232
Net increase (decrease) in cash 30,496,103
Cash at the beginning of period 2,288,917
Cash at the end of period $ 32,785,020
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Enhanced High
Yield Municipal
Bond
Cash paid for interest
$ 3,402,014
Non-cash financing activities not included herein consists of reinvestments of common share distributions 6,661,593

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Common
Share
Net Asset
Value,
End of
Period
Enhanced High Yield Municipal Bond
Class
A1(e)
9/30/24(f)
$ 7.50 $ 0.18 $ 0.45 $ 0.63 $ (0.20) $ — $ (0.20) $ 7.93
3/31/24
7.25 0.38 0.26 0.64 (0.39) — (0.39) 7.50
3/31/23
8.54 0.41 (1.32) (0.91) (0.38) — (0.38) 7.25
3/31/22(h)
10.00 0.31 (1.59) (1.28) (0.18) — (0.18) 8.54
Class
A2
9/30/24(f)
7.51 0.19 0.44 0.63 (0.20) — (0.20) 7.94
3/31/24
7.26 0.41 0.25 0.66 (0.41) — (0.41) 7.51
3/31/23(i)
8.08 0.29 (0.84) (0.55) (0.27) — (0.27) 7.26
Class
I
9/30/24(f)
7.50 0.21 0.44 0.65 (0.22) — (0.22) 7.93
3/31/24
7.25 0.43 0.26 0.69 (0.44) — (0.44) 7.50
3/31/23
8.54 0.47 (1.32) (0.85) (0.44) — (0.44) 7.25
3/31/22(h)
10.00 0.30 (1.54) (1.24) (0.22) — (0.22) 8.54
(a)
Based on average common shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Class A Shares were renamed to Class A1 Shares on July 29, 2022.
(f)
Unaudited.
(g)
Annualized.
(h)
For the period June 30, 2021 (commencement of operations) through March 31, 2022.
(i)
For the period July 29, 2022 (commencement of operations) through March 31, 2023.

See Notes to Financial Statements

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Ratios to Average Net Assets
Common
Share
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest(c),(d)
Net
Expenses
Excluding
Interest(d)
NII
(Loss)(d)
Portfolio
Turnover
Rate
8 .45% $ 212,365 3 .85% (g) 2 .12% (g) 3 .82% (g) 2 .09% (g) 4 .79% (g) 12%
9 .21 139,764 4 .09 2 .34 3 .89 2 .14 5 .35 41
( 10 .70 ) 48,252 3 .98 2 .76 3 .48 2 .26 5 .49 46
( 13 .00 ) 13,849 2 .91 (g) 2 .62 (g) 2 .58 (g) 2 .29 (g) 4 .43 (g) 88
8 .57 175,262 3 .60 (g) 1 .87 (g) 3 .57 (g) 1 .84 (g) 5 .01 (g) 12
9 .47 85,656 3 .84 2 .09 3 .64 1 .89 5 .64 41
( 6 .71 ) 26,007 3 .43 (g) 2 .21 (g) 3 .03 (g) 1 .81 (g) 5 .94 (g) 46
8 .83 218,379 3 .10 (g) 1 .37 (g) 3 .07 (g) 1 .34 (g) 5 .57 (g) 12
10 .03 169,964 3 .34 1 .59 3 .14 1 .39 6 .05 41
( 9 .99 ) 54,680 3 .25 2 .03 2 .77 1 .55 6 .28 46
( 12 .59 ) 46,795 2 .05 (g) 1 .76 (g) 1 .72 (g) 1 .43 (g) 4 .18 (g) 88

Financial Highlights (continued)

The following table sets forth information regarding the Fund's outstanding securities as of the end of the
Fund's last five fiscal periods, as applicable.
Borrowings MFP Shares
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per $1,000
Share(b)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(c)
Enhanced High Yield Municipal Bond
9/30/24(d) $ — $ — $ 199,500 $ 403,762
3/31/24 — — 139,500 383,429
3/31/23 — — 27,500 568,873
3/31/22(e) 20,000 4,032 — —
(a)
Aggregate Amount Outstanding: Aggregate amount outstanding represents the principal amount outstanding or liquidation preference, if applicable, as of the end of the relevant fiscal year.
(b)
Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable), plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 1,000.
(c)
Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 100,000.
(d)
Unaudited.
(e)
For the period June 30, 2021 (commencement of operations) through March 31, 2022.

Notes to Financial Statements
(Unaudited)
1. General Information
Fund Information: The fund covered in this report is Nuveen Enhanced High Yield Municipal Bond Fund (the “Fund”). The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a closed-end management investment company that continually offers its common shares of beneficial interest (“Common Shares”) and is operated as an “interval fund.” The Fund was organized as a Massachusetts business trust on May 22, 2019.
Current Fiscal Period: The end of the reporting period for the Fund is September 30, 2024, and the period covered by these Notes to Financial
Statements is the six months ended September 30, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Fund’s investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-
advisory agreement with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.
Share Classes and Sales Charges: Class A1 Shares are generally sold with an up-front sales charge. Class A1 Share purchases of $100,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1.50%
if repurchased before the first day of the month in which the one-year anniversary of the purchase falls. Class A2 Shares and Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation: The Fund pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Fund’s Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit: As an alternative to overnight investments, the Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on the Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by the Fund was as follows:
Distributions to Common Shareholders: Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Fund
Gross
Custodian Fee
Credits
Enhanced High Yield Municipal Bond
$ —

Multiclass Operations and Allocations: Income and expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Fund are prorated among the classes based on the relative net assets of each class.
Netting Agreements: In the ordinary course of business, the Fund may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Fund is held in a segregated account by the Fund's custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Fund's Portfolio of Investments or Statement of Assets and Liabilities.
The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:

Notes to Financial Statements
(continued)
The Fund holds liabilities in floating rate obligations and preferred shares, which are not reflected in the tables above. The fair values of the
Fund’s liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements. The fair values of the Fund’s liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in these Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities: The Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as the Fund. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the
Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by the Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). The Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by the Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Enhanced High Yield Municipal Bond
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 767,785,851 $ 59 $ 767,785,910
Variable Rate Senior Loan Interests – – 13 13
Total $ – $ 767,785,851 $ 72 $ 767,785,923

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
The Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in
certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (referred to herein as “Shortfall Payment”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse
Trusts” on the Statement of Assets and Liabilities.
As of the end of the reporting period, the Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
Enhanced High Yield Municipal Bond
$ 3,780,000 $ — $ 3,780,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Enhanced High Yield Municipal Bond
$ 3,780,000 3.96%
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
Enhanced High Yield Municipal Bond
$ 3,780,000 $ — $ 3,780,000
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Enhanced High Yield Municipal Bond
$ 276,789,621 $ 73,894,397

Notes to Financial Statements
(continued)
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
The Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Quarterly Repurchase Offer: In order to provide liquidity to common shareholders, the Fund has adopted a fundamental policy, which may only be changed by a majority vote of shareholders, to make quarterly offers to repurchase between 5% and 25% of its outstanding Common Shares at
NAV, reduced by any applicable repurchase fee. Subject to approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 7.5% of the outstanding Common Shares at NAV. The Fund does not currently expect to charge a repurchase fee and no amounts were charged during the current fiscal period. However, the Fund may charge a repurchase fee of up to 2.00% of the repurchase proceeds, which the Fund would retain to help offset non-de minimis estimated costs related to the repurchase incurred by the Fund, directly or indirectly, as a result of repurchasing Common Shares, thus allocating estimated transaction costs to the Common Shareholder whose Common Shares are being repurchased.
During the current fiscal period, the Fund engaged in quarterly repurchase offers as follows:
Common Share Transactions
Transactions in common shares during the Fund's current and prior fiscal period were as follows:
Repurchase
Request
Deadline
Repurchase Offer
Amount (as a
percentage of
outstanding shares)
Number of
Shares
Repurchased
Percentage of
Outstanding Shares
Repurchased
06 May 2024 7.50% 410,870 0.73%
05 Aug 2024 7.50% 3,706,867 5.58%

Preferred Shares
MuniFund Preferred Shares: The Fund has issued and has outstanding  MuniFund Preferred (“MFP”) Shares, with a $100,000 liquidation preference per share. These MFP Shares were issued via private placement and are not publicly available.
The Fund is obligated to redeem its MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Fund. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Fund. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Fund may establish additional mode structures with the MFP Share.
• Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of their shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.
The Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.
• Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed
“spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.
The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread’ being demanded by investors on instruments having similar terms in the current market. During the current reporting period, the Adviser has determined that the fair value of the shares approximated their liquidation preference.
• Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. The Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.
The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP Shares while within VRDM. Payments made by the
Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement of
Operations.
For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MFP
Shares, Net” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component on “Payable for interest” on the Statement of Assets and Liabilities.
Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of
Operations.
Six Months Ended
9/30/24
*
Year Ended
3/31/24
*
Enhanced High Yield Municipal Bond Shares Amount Shares Amount
Subscriptions:
Class A1 8,316,605 $63,981,826 12,514,933 $90,457,934
Class A2 10,379,706 80,475,700 7,830,952 55,994,800
Class I 8,298,554 64,077,332 15,072,948 108,166,384
Total subscriptions 26,994,865 208,534,858 35,418,833 254,619,118
Reinvestments of distributions:
Class A1 372,127 2,859,673 398,108 2,862,917
Class A2 328,967 2,537,330 301,508 2,177,313
Class I 164,307 1,264,590 203,957 1,463,561
Total reinvestments of distributions 865,401 6,661,593 903,573 6,503,791
Repurchases and redemptions:
Class A1 (526,270) (4,122,168) (941,014) (6,793,578)
Class A2 (34,880) (262,554) (314,385) (2,303,785)
Class I (3,572,595) (28,021,979) (158,796) (1,086,330)
Total repurchases and redemptions (4,133,745) (32,406,701) (1,414,195) (10,183,693)
Net increase (decrease) 23,726,521 $182,789,750 34,908,211 $250,939,216
* Prior to the commencement of operations, the Adviser owned 10,000 shares, 9,900 of which are still held as of the end of the current fiscal period.

Notes to Financial Statements
(continued)
Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
The Fund incurred offering costs of $150,000 in connection with its offering of MFP Shares, which were recorded as a deferred charge and are being amortized over the life of the shares. These offering costs are recognized as a component of “MFP Shares, Net” on the Statement of Assets and
Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
As of the end of the reporting period, the Fund had $198,585,462 MFP Shares at liquidation preference, net of deferred offering costs.
Further details of the Fund's MFP Shares outstanding as of the end of the reporting period, were as follows:
* Subject to early termination by either the Fund or the holder.
The average liquidation preference of MFP Shares outstanding and the annualized dividend rate during the current fiscal period were as follows:
Preferred Share Transactions: Transactions in preferred shares during the Fund's current and prior fiscal period, where applicable, are noted in the following table.
Transactions in MFP Shares for the Fund, where applicable, were as follows:
7. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund is subject to federal taxation.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
Series
Shares
Outstanding
Liquidation
Preference
Term
Redemption
Date Mode
Mode
Termination
Date
A 545 $54,500,000 September 1, 2042 VRM September 25, 2025
B 145 $145,000,000 July 1, 2043 VRM July 1, 2043*
Fund
Average Liquidation Preference of
MFP Shares Outstanding Annualized Dividend Rate
Enhanced High Yield Municipal Bond $148,024,590 5.24%
Six Months Ended 9/30/24
Series Shares Amount
MFP Shares Issued B 600 $60,000,000
Year Ended 3/31/24
Series Shares Amount
MFP Shares Issued A 270 $27,000,000
MFP Shares Issued B 850 $85,000,000
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Enhanced High Yield Municipal Bond
$ 736,916,841 $ 40,847,497 $ (13,758,415) $ 27,089,082

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
\
As of prior fiscal period, the Fund had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: The Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser.
The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-
level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables the Fund’s shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, is calculated according to the following schedule:
For the period April 1, 2024 through April 30, 2024, the annual complex-level fee, payable monthly, was calculated according to the following schedule:
*    The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes,
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Enhanced High
Yield Municipal
Bond
$ 592,720 $ 24,665 $ — $ 3,284,616 $ (6,632,257) $ — $ (1,782,999) $ (4,513,255)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period March 1, 2024 through March 31, 2024 and paid on April 1, 2024.
Fund
Short-Term Long-Term Total
Enhanced High Yield Municipal Bond
1
$ 5,163,041 $ 1,469,216 $ 6,632,257
1
A portion of Enhanced High Yield Municipal Bond's capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.
Average Daily Managed Assets* Fund-Level Fee Rate
For the first $125 million 0.8000%
For the next $125 million 0.7875
For the next $250 million 0.7750
For the next $500 million 0.7625
For the next $1 billion 0.7500
For the next $3 billion 0.7250
For managed assets over $5 billion 0.7125
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

Notes to Financial Statements
(continued)
leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Effective May 1, 2024 the annual complex-level fee, payable monthly, for the Fund is calculated according to the following schedule:
*   The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of September 30, 2024, the complex-level fee rate for the Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses through July 31, 2026, so that the total annual operating expenses of the Fund
(excluding any distribution and/or service fees that may be applicable to a particular class of shares, issuance and dividend costs of Preferred Shares that may be issued by the Fund, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, litigation expenses and extraordinary expenses) do not exceed 1.05% of the average daily managed assets of any class of Fund shares.
This expense limitation may be terminated or modified prior to that date only with the approval of the Board.
Distribution and Service Fees: The Fund has adopted a Distribution and Servicing Plan for Class A1 Common Shares and Class A2 Common
Shares of the Fund. The Distribution and Servicing Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its Common Shares. Although the
Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to, among other things, impose distribution and shareholder servicing fees. The Distribution and Servicing Plan permits the Fund to compensate the Nuveen Securities, LLC (the “Distributor”), a wholly-owned subsidiary of Nuveen, for using reasonable efforts to secure purchasers of the Fund’s Common Shares, including by providing continuing information and investment services and/or by making payments to certain authorized institutions in connection with the sale of Common Shares or servicing of shareholder accounts. Most or all of the distribution and/
or service fees are paid to financial firms through which Shareholders may purchase or hold Class A1 Common Shares and/or Class A2 Common
Shares. The maximum annual rates at which the distribution and/or servicing fees may be paid under the Distribution and Servicing Plan for Class
A1 Common Shares (calculated as a percentage of the Fund’s average daily net assets attributable to the Class A1 Common Shares) is 0.75%. The maximum annual rates at which the distribution and/or servicing fees may be paid under the Distribution and Servicing Plan for Class A2 Common
Shares (calculated as a percentage of the Fund’s average daily net assets attributable to the Class A2 Common Shares) is 0.50%. During the current reporting period the annual rate paid by the Fund for Class A1 Shares and Class A2 Shares was 0.75% and 0.50%, respectively.
Other Transactions with Affiliates: The Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an , “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Fund engaged in cross-trades pursuant to these procedures as follows:
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Enhanced High Yield Municipal Bond
0 .1569%
Fund
Purchases Sales
Realized
Gain (Loss)
Enhanced High Yield Municipal Bond
$ 3,759,439 $ — $ —

The Distributor also received 12b-1 service fees on Class A1 Shares and Class A2 Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
The remaining 12b-1 fees charged to the Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
As of the end of the reporting period TIAA owned 2% of Fund shares.
9. Commitments and Contingencies
In the normal course of business, the Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Fund did not have any unfunded commitments other then those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Fund may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Fund's rights under contracts. As of the end of the reporting period, the Fund is not subject to any material legal proceedings.
10. Borrowing Arrangements
Committed Line of Credit: The Fund, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Fund utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the
Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Commission
Advances
Enhanced High Yield Municipal Bond
$ 855,765
Fund
Maximum
Outstanding
Balance
Enhanced High Yield Municipal Bond
$ 16,200,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Enhanced High Yield Municipal Bond
6 $ 16,200,000 6.53%

Additional Fund Information
(Unaudited)
Board of Trustees
Joseph A. Boateng Michael A. Forrester Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers
LLP
One North Wacker Drive
Chicago, IL 60606
Transfer Agent and
Shareholder Services
DST Asset Manager Solutions,
Inc. (DST)
333 West 11th Street
5th Floor
Kansas City, MO 64105
(800) 257-8787
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report

(Unaudited)
Average Annual Total Return
: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender
Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond (TOB)
trust, sometimes referred to as “inverse floaters,” are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater’’) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets heId by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Statement Regarding Basis for Approval of
Investment Advisory Contract
(Unaudited)
Nuveen Enhanced High Yield Municipal Bond Fund
The Approval Process
At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the Fund approved the renewal of the investment management agreement (the “Investment Management Agreement”) with Nuveen Fund Advisors, LLC
(“NFAL”; NFAL is an “Adviser”) pursuant to which NFAL serves as investment adviser to the Fund. Similarly, the Board approved the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-
Adviser serves as the sub-adviser to the Fund. The Board Members are not “interested persons” (as defined under the Investment Company Act of
1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the
Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement on behalf of the Fund.
In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of the Investment Management
Agreement and Sub-Advisory Agreement on behalf of the Fund on an annual basis. The Investment Management Agreement and Sub-Advisory
Agreement are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by Teachers Advisors, LLC (“TAL” and such funds are collectively, the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Fund, and TAL serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to “the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.
The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board
Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-
advisers, as applicable, in their review of the advisory agreements for the fund complex.
During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); securities lending (as applicable); overall market and regulatory developments; and with respect to closed-end funds, capital management initiatives, institutional ownership, management of leverage financing and the secondary market trading of the closed-end funds and any actions to address discounts. The Board also met periodically with and/
or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29,
2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub-advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a review of temporary and permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation;
an overview of the primary and secondary markets for the Nuveen closed-end funds (including, among other things, premium or discount data and commentary regarding the leverage management, share repurchase and shelf offering programs during 2023); a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered information provided by Broadridge Financial Solutions, Inc.
(“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe.
The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April
Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex.
After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the
Board subsequently reviewed and discussed the responses to these follow-up questions and requests.
The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board
Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory
Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board
Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreement and the Sub-Advisory Agreement
separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Adviser in providing services to the
Fund.
The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella.
The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures (as applicable) that could provide cost savings to participating funds, as described in further detail below.
The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.
In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. With respect to closed-end Nuveen funds, such services also include managing leverage; monitoring asset coverage levels for leveraged funds and compliance with rating agency criteria; providing capital management and secondary market services (such as implementing common share shelf offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board considered that, with respect to such funds, management actively monitors any discount from net asset value per share at which the respective Nuveen fund’s common stock trades and evaluates potential avenues to mitigate the discount, including evaluating the level of distributions that the fund pays. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.
In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.
Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.
In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.
With respect to the Fund, the Board considered the division of responsibilities between NFAL and the Sub-Adviser and considered that the Sub-
Adviser and its investment personnel generally are responsible for the management of the Fund’s portfolio under the oversight of NFAL and the
Board. The Board considered an analysis of the Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreement.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the Fund under each Advisory Agreement.
B. The Investment Performance of the Fund and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Fund. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Fund over the quarter and one-year periods ending December 31, 2023 and March 31, 2024. The performance data was based on Class I shares; however, the performance of other share classes was substantially similar as those other share classes invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the share classes. The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.
The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Fund as low, medium or high. In its review of relative performance, the Board considered the Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board also considered that secondary market trading of shares of the Nuveen closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore, the Board and/or its Closed-end Fund committee reviews certain performance data reflecting, among other things, the premiums and discounts at which the shares of the Nuveen closed-end funds have traded at various periods throughout the year. In its review, the Board considers, among other things, changes to investment mandates and guidelines, distribution policies, leverage levels and types; share repurchases and similar capital market actions; and effective communications programs to build greater awareness and deepen understanding of closed-end funds.
The Board was aware that the Fund operated as an interval fund and that interval funds generally are continuously offered closed-end funds and designed to be a hybrid between open- and closed-end funds. In this regard, shares of interval funds typically do not trade in the secondary market, but instead, interval funds (such as the Fund) periodically offer to repurchase a specified portion of their shares.
As applicable, the Board considered the impact of leverage on a Nuveen fund’s performance. The Board further considered that performance results should include the distribution yields of funds that seek to provide income as part of their investment objective(s) to shareholders. In this regard, the
Board considered that the use of leverage by various funds may have detracted from total return performance of such funds over various periods in current market conditions, but the leverage also was accretive in providing higher levels of income.
The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill.
Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.
In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.
The performance determinations with respect to the Fund are summarized below.
The Board considered that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-year periods ended December 31, 2023 and March 31, 2024. The Board considered, however, that the Fund was relatively new with a performance history too limited to make a meaningful assessment of performance, and management deserved additional time to develop a performance record.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen closed-end funds, the contractual management fee and the actual management fee (i.e., the management fee after taking into consideration fee waivers and/
or expense reimbursements, if any) paid by the Fund to the Adviser in light of the nature, extent and quality of the services provided. The
Board also reviewed information about other expenses and the total operating expense ratio of the Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, the Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) established by Broadridge.
The Board Members reviewed the methodology Broadridge employed to establish its Expense Universe and considered that differences between the applicable fund and its respective Expense Universe as well as changes to the composition of the Expense Universe from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
The Board Members also considered the Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio (based on common assets and excluding investment-related costs such as the costs of leverage and taxes for closed-end funds) meeting certain expense or fee criteria when compared to its Expense Universe and an analysis as to the factors contributing to each such fund’s relative net total expense ratio. In addition, although the Board reviewed a fund’s net total expense ratio both including and excluding investment-
related expenses (e.g., leverage costs) for certain of the closed-end funds, the Board considered that leverage expenses will vary across funds and peers because of differences in the forms and terms of leverage employed by the respective fund. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net total expense ratio and fees excluding investment-related costs and taxes for the closed-end funds. The Board also considered that the use of leverage for closed-end funds may create a conflict of interest for NFAL and the applicable sub-adviser given the increase of assets from leverage upon which an advisory or sub-advisory fee is based. The Board Members considered, however, that NFAL and the sub-advisers (as applicable) would seek to manage the potential conflict by recommending to the Board to leverage the applicable fund or increase such leverage when NFAL and/or a sub-
adviser, as applicable, has determined that such action would be in the best interests of the respective fund and its common shareholders and by periodically reviewing with the Board the fund’s performance and the impact of the use of leverage on that performance.
The Board Members also considered, in relevant part, the Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
In their evaluation of the fee arrangements for the Fund, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. As indicated above, the Board approved a revised fee schedule which would reduce and streamline the asset thresholds necessary to meet breakpoints in the complex-level fee component. The
Board considered that management anticipated approximately $50 million in savings for Nuveen fund shareholders as a result of the revised fee schedule as well as additional estimated savings over time. The Board further considered management’s representation that there will be no increase to any Nuveen fund’s respective advisory agreement fee rate as a result of the revised complex-level fee schedule.
In its review, the Board considered that across the Nuveen fund and TC fund complex, management estimated that fund-level breakpoints resulted in approximately $82.5 million in reduced fees overall in 2023 and expense caps and reimbursements generated approximately an additional $91 million in savings to shareholders. In addition, the Board considered that management determined that the Nuveen funds achieved additional fee reductions of approximately $49 million due to the complex-wide management fee structure in 2023.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of NFAL, not the Fund.
The Board’s considerations regarding the comparative fee data for the Fund are set forth below.
The Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were below the Expense Universe median.
Based on its review of the information provided, the Board determined that the Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the
Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.
With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”)
for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds
(excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its exchange-traded fund product line for the 2023 and 2022 calendar years.
In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.
The Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board
Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for the Sub-Adviser for the calendar years ending December 31, 2023 and December 31, 2022.
In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the Fund, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.
In this regard, the Board considered, as noted above, that the management fee of NFAL generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules. As summarized above, the Board approved a new complex-level breakpoint schedule which would simplify and reduce the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May
1, 2024. Among other things, the assets of certain TC funds advised by TAL would be phased into the calculation of the complex-wide assets in determining the complex-level fee over a ten-year period. The Board considered the cost savings and additional potential sharing of economies of scale as a result of the reduced complex-level breakpoint schedule and the additional assets from more eligible funds in calculating the assets of the complex for determining the complex-level fee component. The Board reviewed the projected shareholder savings derived from such modifications over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any fund’s respective advisory agreement fee rate.
In addition to the fund-level and complex-level fee schedules (if applicable), the Board Members considered the temporary and/or permanent expense caps (if any) applicable to the Fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.
The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Fund. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and
529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.
Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Board Members also considered that certain share classes of the open-end funds (subject to certain exceptions) pay 12b-1 fees, some of which may be retained by the Adviser’s affiliate. Similarly, the Board Members considered that an affiliate of the Adviser may also receive a portion of the distribution and service fees paid by certain share classes of the Fund. As indicated above, the Fund operates as an interval fund, which is a continuously offered closed-end fund designed to be a hybrid between open- and closed-end funds.
In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.
The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Fund were reasonable in light of the services provided.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to the
Fund and that the Advisory Agreements be renewed for an additional one-year period.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
RSA-HYIF-0924P 3925490-INV-B-11/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/interval-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Enhanced High Yield Municipal Bond Fund

Date: December 4, 2024	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 4, 2024	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer (principal executive officer)

Date: December 4, 2024	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)